Provisions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of provisions [text block] [Abstract]
Provisions

10. Provisions

Dilapidation Provisions £’000
At December 31, 2021	3,363
Acquisition of subsidiaries	275
Recognised during the period	525
4,163
Current	—
Non-current	4,163

The dilapidation provisions relate to the expected reinstatement costs of leased office buildings, collection centres and vehicles back to the conditions required by the lease. Cash outflows associated with the dilapidation provisions are to be incurred at the end of the relevant lease term, between 4 and 20 years.

20. Provisions

Dilapidation Provisions
£‘000
At December 31, 2018	—

At January 1 2019	—
Recognized during the year	582
At December 31, 2019	582

At January 1 2020	582
Acquisition of a subsidiary	1,820
Recognized during the year	961
At December 31, 2020	3,363

Current	—
Non-current	3,363

The dilapidation provisions relate to the expected reinstatement costs of leased office buildings, collection centers and vehicles back to the conditions required by the lease. Cash outflows associated with the dilapidation provision are to be incurred at the end of the relevant lease term, between 4 and 20 years.